Parent Company Only Condensed Financial Information	12 Months Ended
Dec. 31, 2020
Condensed Financial Information Disclosure [Abstract]
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
27.	PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

Condensed balance sheets

		As of December 31,
	Note	2019	2020
		$	$
ASSETS
Current assets
Cash and cash equivalents		-	-
Prepaid expenses and other current assets		59	108
Amount due from related parties		4,575	3,435

Total current assets		4,634	3,543

Non-current assets
Investments in subsidiaries and Consolidated VIEs		(35,378)	(33,684)

Total non-current assets		(35,378)	(33,684)

Total assets		(30,744)	(30,141)

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities
Accrued expenses and other payables		10,738	11,377
Short-term bank and other borrowings		-	-

Total current liabilities		10,738	11,377

Total liabilities		10,738	11,377

Shareholders’ equity
Additional paid-in capital		141,377	171,560
Accumulated deficit		(181,081)	(215,175)
Accumulated other comprehensive loss		(1,778)	(2,097)

Total shareholders’ equity (deficit)		(41,482)	(41,518)

Total liabilities and shareholders’ equity (deficit)		(30,744)	(30,141)

Condensed statements of operations

	For the years ended December 31,
	2018	2019	2020
	$	$	$
Operating Expenses
General and administrative expenses	(15,018)	(1,949)	(2,125)

Operating loss	(15,018)	(1,949)	(2,125)

Interest expense	-	-	-
Share of profits (losses) of subsidiaries and Consolidated VIEs	(56,981)	(24,010)	(33,965)

Loss before income taxes	(71,999)	(25,959)	(36,090)
Income tax expense	-	-	-

Net loss	(71,999)	(25,959)	(36,090)

Condensed statements of comprehensive income (loss)

	For the years ended December 31,
	2018	2019	2020
	$	$	$
Net profit (loss)	(71,999)	(25,959)	(36,090)
Other comprehensive (loss) income, net of tax of nil:
Foreign currency translation adjustments, net of tax of nil	(1,709)	(121)	1,498
Other comprehensive income (loss), net of tax of nil:
Comprehensive income (loss)	(73,708)	(26,080)	(34,592)
Comprehensive income (loss) attributable to the Company’s ordinary shareholders	(73,400)	(26,584)	(34,633)

Condensed statements of cash flows

	For the years ended December 31,
	2018	2019	2020
	$	$	$
Net cash generated from operating activities	-	-	-
Net cash used in investing activities	(10,048)	-	-
Net cash generated from (used in) financing activities	-	-	-

Net increase (decrease) in cash and cash equivalent and restricted cash	(10,048)	-	-
Cash and cash equivalent and restricted cash at beginning of the year	10,048	-	-

Cash and cash equivalent and restricted cash at end of the year	-	-	-

Reconciliation of cash and cash equivalents and restricted cash

Cash and cash equivalents at end of the year	-	-	-
Restricted cash at the end of the year	-	-	-
Total cash and cash equivalents and restricted cash at the end of year	-	-	-

(a) Basis of presentation

In the Company-only financial statements, the Company’s investment in subsidiaries is stated at cost plus equity in undistributed earnings of subsidiaries since inception.

The Company records its investment in its subsidiary under the equity method of accounting as prescribed in ASC Subtopic 323-10, Investment-Equity Method and Joint Ventures, (“ASC 323-10”), and such investments are presented on the balance sheet as “Investment in subsidiaries and Consolidated VIEs” and the share of the subsidiaries’ profit or losses are presented as “Share of profits (losses) of subsidiaries and Consolidated VIEs” on the statements of operations.

The subsidiaries did not pay any dividends to the Company for the years presented.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted and as such, these Company-only financial statements should be read in conjunction with the Company’s consolidated financial statements.

(b) Intercompany transactions

The Company had the following related party balances as of December 31, 2019 and 2020:

	As of December 31,
	2019	2020
	$	$
Amount due from (to) related parties
- Borqs HK	(3,286)	(3,260)
- Borqs Beijing	7,862	6,829
- Borqs USA	-	(134)